Leases - Operating lease right-of-use assets and the amortization (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jan. 01, 2022 CNY (¥)
Lessee Disclosure [Abstract]
Operating lease right-of-use assets	¥ 172,643		¥ 141,627
Less: accumulated amortization	(47,438)		(41,975)
Total	¥ 125,205	$ 17,635	¥ 99,652	¥ 95,108